Rule 424(b)(3)
                                                             File Nos. 333-83542
                                                                and 333-65597

PRICING SUPPLEMENT NO. 1, DATED MARCH 25, 2002
(To prospectus dated March 14, 2002, as supplemented by a prospectus supplement dated March 20, 2002)

CENTRAL HUDSON GAS & ELECTRIC CORPORATION
MEDIUM-TERM NOTES, SERIES D, as
follows:

Principal Amount:          $ 33,000,000

Salomon Smith Barney Inc.                                $  18,500,000
J.P. Morgan Securities Inc.                                 11,000,000
Banc One Capital Markets, Inc.                               3,500,000
                                                            -----------

                  Total                                  $  33,000,000

Issue Price:      100%

Settlement Date (Original Issue Date):           March 28, 2002

Maturity Date (Stated Maturity):                 March 28, 2007

Type of Note:
     [X]      Fixed Rate Note
     [ ]      Zero Coupon Note

Form:
     [X]      Book-Entry
     [ ]      Definitive Certificates

Authorized denominations:           $1,000 and integral multiples thereof

CUSIP No:         15361G AG 0

Interest Rate:    5.87 % per annum

Interest Payment Dates:             January 1 and July 1, and at maturity

Record Dates:       December 15 and June 15

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Initial Interest Payment Date:        July 1, 2002

Redemption Terms (at option of the issuer):

     [X]  Not redeemable prior to Stated Maturity

     [ ]  Redeemable in accordance with the following terms:

Repayment Terms (at option of the holder):

     [X]  Not repayable prior to Stated M,aturity

     [ ]  Repayable in accordance with the following terms:

Sinking Fund Provisions:

     [X]  None

     [ ]  Applicable in accordance with the following terms:

Agents:           Salomon Smith Barney Inc.
                  J.P. Morgan Securities Inc.
                  Banc One Capital Markets, Inc.

Agent acting in capacity indicated below:

     [X]  As Agents

     [_]  As Principals

The notes are being offered at the Issue Price set forth above.

Agents' Commissions (based on amounts placed) as follows:

     Salomon Smith Barney Inc.                           $ 92,500 (.5 %)
     J.P. Morgan Securities Inc.                         $ 55,000 (.5 %)
     Banc One Capital Markets, Inc.                      $ 17,500 (.5 %)

Net proceeds to issuer (before expenses):                $ 32,835,000

Additional Terms:          None


         THE NOTES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAVE ANY OF THESE ORGANIZATIONS DETERMINED THAT THIS PRICING SUPPLEMENT OR THE APPLICABLE PROSPECTUS SUPPLEMENT OR PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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